Stockholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended										12 Months Ended						0 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended
	Jun. 27, 2012	Aug. 17, 2012	Dec. 31, 2012 votes_per_share	Dec. 31, 2012 votes_per_share	Dec. 31, 2011	Dec. 31, 2010	Aug. 20, 2012	Dec. 31, 2012 Stock Compensation Plan [Member]	Aug. 17, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] tranche price	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Dec. 31, 2012 Stock Options [Member] Three Years Vesting Period [Member]	Dec. 31, 2012 Stock Options [Member] Four Years Vesting Period [Member]	Dec. 31, 2012 Stock Options [Member] Five Years Vesting Period [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Director [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Three Years Vesting Period [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Four Years Vesting Period [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Five Years Vesting Period [Member]	Feb. 01, 2011 SunEdison [Member]	Nov. 20, 2009 SunEdison [Member]	Nov. 20, 2009 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Dec. 31, 2012 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Jan. 31, 2011 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Nov. 20, 2009 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member] Management [Member]	Dec. 31, 2012 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member] Management [Member]	Dec. 31, 2012 SunEdison [Member] Special Inducement Grant Plan, Cliff Vesting Award [Member]	Dec. 31, 2011 SunEdison [Member] Special Inducement Grant Plan, Cliff Vesting Award [Member]	Dec. 31, 2010 SunEdison [Member] Special Inducement Grant Plan, Cliff Vesting Award [Member]	Dec. 31, 2012 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Dec. 31, 2011 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Dec. 31, 2010 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Nov. 20, 2009 Common Stock [Member] SunEdison [Member]	Dec. 31, 2012 Treasury Stock [Member]	Jun. 27, 2012 Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		6,900,000		6,090,871
Preferred stock, shares authorized			50,000,000	50,000,000	50,000,000
Preferred stock, par value			$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued			0	0	0
Preferred Stock, Shares Outstanding			0	0	0
Common stock, par value			$ 0.01	$ 0.01	$ 0.01
Number Of Votes Per Share Of Common Stock			1	1
Dividends, Common Stock, Cash				$ 0
Contingent consideration common stock issued																																					3,800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																																					45,800,000
Share Price																									$ 12.08
Contingent Consideration Common Stock Issued																								2,100,000
Stock Repurchase Program, Authorized Amount				1,000,000,000
Common stock repurchases (in shares)																																						0
Treasury Stock, Shares, Acquired From Inception																																						9,000,000
Treasury Stock, Value, Acquired, Cost From Inception																																						448,000,000
Shares authorized for future grant under these plans								5,100,000
Stock options vesting period (in years)										one year			10 years	3 years	4 years	5 years				2 years	3 years	4 years	5 years							1 year
Weighted-average grant-date fair value per share of options granted										$ 1.18	$ 5.94	$ 7.04
Total unrecognized compensation cost										36,000,000							18,900,000
Unrecognized compensation cost expected to be recognized over a weighted-average period (in years)										3.4							2
Granted																	1,469,549									1,644,529			584,372
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Percentage																											33.00%	34.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected To Vest Within Year, Percentage																											33.00%
Stock-based compensation				31,700,000	43,900,000	51,600,000																									0	1,600,000	6,200,000	2,700,000	3,200,000	8,100,000
Weighted-average fair value of restricted stock units per share on the date of grant																	$ 3.06	$ 11.09	$ 14.64
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																							15.00%
Temporary Equity, Accretion to Redemption Value			1,600,000
Proceeds from Issuance of Redeemable Noncontrolling Interest, Net	11,400,000
Payments of Stock Issuance Costs	1,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									2,000,000
Stock Price							$ 2.77
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				200,000
Granted (in shares)				16,119,890						9,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Tranches Award Vested										3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Number of Price Hurdles										3
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Requirements, Achievement of Price Hurdles, Period										30 days
Performance Grant Hurdle Price 1				$ 7.00
Performance Grant Hurdle Price 2				$ 10.00
Performance Grant Hurdle Price 3				$ 15.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value			$ 11,000,000	$ 11,000,000